     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2009.

                                                              FILE NO. 333-72042

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 25                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 35                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 30, 2009, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses in Part A and Statements of Additional Information in Part B of Post-Effective Amendment No. 25 are incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-72042), as filed and effective on May 1, 2009.

Supplements to the prospectuses dated July 30, 2009 are included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 25 does not supersede Post-Effective Amendment No. 24 filed on July 2, 2009.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042               PremierSOLUTIONS -- Cornerstone
                        PremierSOLUTIONS -- Cornerstone (Series II)

               SUPPLEMENT DATED JULY 30, 2009 TO YOUR PROSPECTUS

FUND MERGER:

FEDERATED AMERICAN LEADERS FUND INTO THE FEDERATED CLOVER VALUE FUND -- The Board of Directors of the Federated Funds recently approved a proposal to merge the Federated American Leaders Fund into the Federated Clover Value Fund. If approved by shareholders, the merger will take place after the close of the New York Stock Exchange on September 18, 2009.

As a result, if any of your Participant Account value is allocated to the Federated American Leaders Fund Sub-Account, that amount will be merged into the Federated Clover Value Fund Sub-Account after the close of the New York Stock Exchange on September 18, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Federated American Leaders Fund Sub-Account, that allocation will be directed to the Federated Clover Value Fund Sub-Account after the close of trading on the New York Stock Exchange on September 18, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Federated American Leaders Fund Sub-Account your program enrollment will be terminated as of the close of the New York Stock Exchange on September 18, 2009.

In addition, after the close of trading on the New York Stock Exchange on September 18, 2009, future Contributions with allocations to the Federated American Leaders Fund Sub-Account will be directed to the Federated Clover Value Fund Sub-Account. Upon completion of the merger, the Federated American Leaders Fund Sub-Account will no longer be available and all references to the Sub-Account will be deleted.

Effective on September 18, 2009, the following will be added to the prospectus:

The following paragraph is added to the List of Portfolio Companies described in the prospectus:

- Federated Clover Value -- Class A

The following is added under the sub-section entitled "Retail Mutual Funds" under the section entitled "The Funds" describing the investment objective and investment adviser/sub-adviser:

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Federated Clover Value -- Class A        Seeks capital appreciation                   Federated Global Investment Management
                                                                                      Corp.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART A

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042               PremierSOLUTIONS -- Cornerstone
                        PremierSOLUTIONS -- Cornerstone (Series II)

               SUPPLEMENT DATED JULY 30, 2009 TO YOUR PROSPECTUS

FUND MERGER:

VAN KAMPEN GLOBAL VALUE EQUITY FUND INTO THE VAN KAMPEN GLOBAL FRANCHISE FUND -- The Board of Directors of the Van Kampen Funds recently approved a proposal to merge the Van Kampen Global Value Equity Fund into the Van Kampen Global Franchise Fund. If approved by shareholders, the merger will take place after the close of the New York Stock Exchange on October 2, 2009.

As a result, if any of your Participant Account value is allocated to the Van Kampen Global Value Fund Sub-Account, that amount will be merged into the Van Kampen Global Franchise Fund Sub-Account after the close of the New York Stock Exchange on October 2, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Van Kampen Global Value Fund Sub-Account, that allocation will be directed to the Van Kampen Global Franchise Fund Sub-Account after the close of trading on the New York Stock Exchange on October 2, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Van Kampen Global Value Fund Sub-Account your program enrollment will be terminated as of the close of the New York Stock Exchange on October 2, 2009.

In addition, after the close of trading on the New York Stock Exchange on October 2, 2009, future Contributions with allocations to the Van Kampen Global Value Fund Sub-Account will be directed to the Van Kampen Global Franchise Fund Sub-Account. Upon completion of the merger, the Van Kampen Global Value Fund Sub-Account will no longer be available and all references to the Sub-Account will be deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

               DATED MAY 1, 2009 AND AS AMENDED ON JULY 30, 2009

333-72042   PremierSOLUTIONS -- Cornerstone
            PremierSOLUTIONS -- Cornerstone (Series II)
            PremierSOLUTIONS -- State of CT
            PremierSOLUTIONS -- Chicago Public Schools
            PremierSOLUTIONS -- Standard
            PremierSOLUTIONS -- New Jersey Institutions of Higher Education
            PremierSOLUTIONS -- Standard (Series II)
            PremierSOLUTIONS -- Standard (Series A)
            PremierSOLUTIONS -- Standard (Series A-II)

   SUPPLEMENT DATED JULY 30, 2009 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

   SUPPLEMENT TO YOUR STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2009

The subsection entitled "Experts" is deleted and replaced with the following:

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS described in Note 1 and Note 17) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both incorporated by reference and included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

With respect to the unaudited interim financial information for the periods ended June 30, 2009 and 2008, which is included herein by reference, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended June 30, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their reports on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their reports on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.

The subsection entitled "Additional Financial Information" is deleted and replace with the following:

ADDITIONAL FINANCIAL INFORMATION

We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2008 herein this Statement of Additional Information. In addition, we have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended June 30, 2009. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Sales Agreement.(3)
       (4)    Form of Group Variable Annuity Contract.(4)
       (5)    Form of the Application.
       (6)    (a) Articles of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(5)
       (7)    Not applicable.
       (8)    Participation Agreement.(3)
       (9)    Opinion and Consent of Christopher M. Grinnell, Assistant Vice
              President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Letter regarding unaudited interim financial information.
       (12)   Not applicable.
       (15)   Letter of Awareness of Deloitte & Touche LLP.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.

(2) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement, File No. 333-151805, filed on October 30, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-148564, filed on February 8, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of July 16, 2009, there were 1322 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account 403

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Senior Vice President/ Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)         AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor (2)               Director
James Davey (1)                   Executive Vice President and Director
Peter E. Delahanty (1)            Senior Vice President/IIP Marketing
John N. Giamalis (3)              Treasurer
Stephen T. Joyce (1)              Senior Vice President/Business Line Principal
Kenneth A. McCullum (1)           Senior Vice President
Vernon Meyer (1)                  Senior Vice President
Jamie Ohl (1)                     Senior Vice President/Business Line Principal
Mark A. Sides (4)                 Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
John C. Walters (1)               Chief Executive Officer and President and Director

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of July, 2009.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Shane Daly
       -----------------------------------         -----------------------------------
       John C. Walters                             Shane Daly
       Chief Executive Officer,                    Attorney-In-Fact
       President, and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
 Senior Vice President*                                            *By:   /s/ Shane Daly
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Shane Daly
 President, and Chairman of the Board*                                    Attorney-in-Fact
                                                                   Date:  July 30, 2009

333-72042

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Christopher M. Grinnell, Assistant Vice President and Assistant General
           Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (15)  Letter of Awareness of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.